FINANCIAL RISK MANAGEMENT, Cash Flows Payable by Remaining Contractual Maturities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT [Abstract]
Period to measure the amount of liquid assets available to meet cash outflows needs	30 days
Percentage of core limits of indicators for any excess presented in treasury risk committee	100.00%
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	S/ 280,826,209	S/ 264,728,787
Financial liabilities by type
Liabilities	214,531,372	213,229,138
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	4,780,391	3,657,525
Contractual amounts payable (outflows)	4,549,552	3,628,058
Total liabilities	230,839	29,467
Deposits and Obligations [Member]
Financial liabilities by type
Liabilities	151,377,719	148,888,453
Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type
Liabilities	37,264,833	41,699,190
Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type
Liabilities	463,825	338,446
Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type
Liabilities	325,571	561,602
Bonds and Notes [Member]
Financial liabilities by type
Liabilities	19,009,331	16,421,366
Lease Liabilities [Member]
Financial liabilities by type
Liabilities	731,898	778,554
Other Liabilities [Member]
Financial liabilities by type
Liabilities	5,358,195	4,541,527
Up to a Month [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	53,974,020	47,587,613
Financial liabilities by type
Liabilities	46,959,975	44,723,709
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	216,642	345,387
Contractual amounts payable (outflows)	209,197	345,360
Total liabilities	7,445	27
Up to a Month [Member] | Deposits and Obligations [Member]
Financial liabilities by type
Liabilities	39,925,283	40,780,477
Up to a Month [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type
Liabilities	2,905,794	764,998
Up to a Month [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type
Liabilities	98,755	72,060
Up to a Month [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type
Liabilities	325,571	561,602
Up to a Month [Member] | Bonds and Notes [Member]
Financial liabilities by type
Liabilities	216,167	3
Up to a Month [Member] | Lease Liabilities [Member]
Financial liabilities by type
Liabilities	30,048	37,557
Up to a Month [Member] | Other Liabilities [Member]
Financial liabilities by type
Liabilities	3,458,357	2,507,012
From 1 to 3 Months [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	29,392,887	33,012,127
Financial liabilities by type
Liabilities	17,347,242	15,849,008
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	400,857	303,604
Contractual amounts payable (outflows)	401,809	315,352
Total liabilities	(952)	(11,748)
From 1 to 3 Months [Member] | Deposits and Obligations [Member]
Financial liabilities by type
Liabilities	14,114,645	11,340,863
From 1 to 3 Months [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type
Liabilities	2,425,239	3,572,866
From 1 to 3 Months [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type
Liabilities	286,473	209,035
From 1 to 3 Months [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type
Liabilities	0	0
From 1 to 3 Months [Member] | Bonds and Notes [Member]
Financial liabilities by type
Liabilities	219,177	432,446
From 1 to 3 Months [Member] | Lease Liabilities [Member]
Financial liabilities by type
Liabilities	37,284	31,718
From 1 to 3 Months [Member] | Other Liabilities [Member]
Financial liabilities by type
Liabilities	264,424	262,080
From 3 Months to 1 Year [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	57,407,776	47,692,934
Financial liabilities by type
Liabilities	33,558,522	31,311,585
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	2,633,067	1,022,750
Contractual amounts payable (outflows)	2,574,730	1,030,151
Total liabilities	58,337	(7,401)
From 3 Months to 1 Year [Member] | Deposits and Obligations [Member]
Financial liabilities by type
Liabilities	21,880,217	20,204,905
From 3 Months to 1 Year [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type
Liabilities	10,284,733	9,498,586
From 3 Months to 1 Year [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type
Liabilities	55,296	40,349
From 3 Months to 1 Year [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type
Liabilities	0	0
From 3 Months to 1 Year [Member] | Bonds and Notes [Member]
Financial liabilities by type
Liabilities	1,024,759	1,259,147
From 3 Months to 1 Year [Member] | Lease Liabilities [Member]
Financial liabilities by type
Liabilities	106,712	109,969
From 3 Months to 1 Year [Member] | Other Liabilities [Member]
Financial liabilities by type
Liabilities	206,805	198,629
From 1 to 5 Years [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	87,518,411	89,394,618
Financial liabilities by type
Liabilities	96,741,086	105,304,274
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	758,817	976,014
Contractual amounts payable (outflows)	717,419	985,340
Total liabilities	41,398	(9,326)
From 1 to 5 Years [Member] | Deposits and Obligations [Member]
Financial liabilities by type
Liabilities	66,895,318	66,342,002
From 1 to 5 Years [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type
Liabilities	12,265,794	24,114,558
From 1 to 5 Years [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type
Liabilities	23,301	17,002
From 1 to 5 Years [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type
Liabilities	0	0
From 1 to 5 Years [Member] | Bonds and Notes [Member]
Financial liabilities by type
Liabilities	17,124,890	14,103,090
From 1 to 5 Years [Member] | Lease Liabilities [Member]
Financial liabilities by type
Liabilities	386,878	425,566
From 1 to 5 Years [Member] | Other Liabilities [Member]
Financial liabilities by type
Liabilities	44,905	302,056
Over 5 Years [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	52,533,115	47,041,495
Financial liabilities by type
Liabilities	19,924,547	16,040,562
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	771,008	1,009,770
Contractual amounts payable (outflows)	646,397	951,855
Total liabilities	124,611	57,915
Over 5 Years [Member] | Deposits and Obligations [Member]
Financial liabilities by type
Liabilities	8,562,256	10,220,206
Over 5 Years [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type
Liabilities	9,383,273	3,748,182
Over 5 Years [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type
Liabilities	0	0
Over 5 Years [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type
Liabilities	0	0
Over 5 Years [Member] | Bonds and Notes [Member]
Financial liabilities by type
Liabilities	424,338	626,680
Over 5 Years [Member] | Lease Liabilities [Member]
Financial liabilities by type
Liabilities	170,976	173,744
Over 5 Years [Member] | Other Liabilities [Member]
Financial liabilities by type
Liabilities	S/ 1,383,704	S/ 1,271,750